Investment in Marketable Equity Securities	12 Months Ended
Mar. 31, 2021
Investment in Biohaven [Abstract]
INVESTMENT IN BIOHAVEN

NOTE 6. INVESTMENT IN MARKETABLE EQUITY SECURITIES

As of March 31, 2020 and 2019, the Company’s investment in marketable equity securities was comprised of 2,000 shares in Biohaven, a public company listed on the New York Stock Exchange. The Company accounted for its investment in Biohaven as a financial asset classified as fair value through the statement of other comprehensive income (“FVTOCI”).

In August 2020, the Company sold the shares of Biohaven for proceeds of $140,000 resulting in a gain of $72,000.

The following table is a roll-forward of the investment in Biohaven as of March 31, 2021, 2020 and 2019:

	As of March 31,
(In thousands)	2021	2020	2019

Balance, beginning of year	$68	$103	$53
Unrealized (loss) gain on investment	–	(35)	50
Proceeds from the sale of the investment	(140)	–	–
Gain on sale	72	–	–
Balance, end of year	$–	$68	$103